Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The consolidated financial statements that accompany these notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of SharkNinja, Inc. and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. For the purposes of comparability, certain prior period amounts have been reclassified to conform to current period presentation.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of net sales and expenses during the reporting periods and accompanying notes. Significant items subject to such estimates and assumptions include but are not limited to variable consideration for returns, sales rebates and discounts, the allowance for credit losses, reserve for product warranties, the fair value of financial assets and liabilities including the accounting and fair value of derivatives, valuation of inventory, the fair value of acquired intangible assets and goodwill, the useful lives of acquired intangible assets, determination of incremental borrowing rate for leases, share-based compensation, including probability of the attainment of awards with performance conditions and grant-date fair value of awards with market conditions, and the valuation of deferred tax assets and uncertain tax positions. Actual results could differ from those estimates.

Joint Venture
Joint Venture

The Company had an investment in a joint venture, SharkNinja (China) Technology Co. Ltd., in which the Company was not the primary beneficiary. The governance structures of this entity did not allow the Company to direct the activities that would significantly affect their economic performance. Therefore, the Company accounted for this investment as an equity method investment and the Company’s share of the post-acquisition results and other comprehensive income is included in other income (expense), net within the consolidated statements of income.

Foreign Currency
Foreign Currency

The Company’s reporting currency is the United States dollar (“USD”). The Company’s functional currency is USD and generally the functional currency of its international subsidiaries is the local currency of the country in which the subsidiary operates. The Company translates the assets and liabilities of non-USD functional currency subsidiaries into USD using exchange rates in effect at the end of each reporting period. Net sales and expenses for these subsidiaries are translated using average exchange rates prevailing during the period. Gains and losses from these translations are recognized as a cumulative translation adjustment and are included in accumulated other comprehensive income within the consolidated balance sheets.
For transactions that are not denominated in the local functional currency, the transactions are recorded at the exchange rate in effect on the day the transaction occurred. The Company remeasures monetary assets and liabilities denominated in a foreign currency at exchange rates in effect at the end of each reporting period. Transaction gains and losses from the remeasurement are recognized in other income (expense), net within the consolidated statements of income.
Concentration of Credit Risks and Supplier Concentration
Concentration of Credit Risks

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, accounts receivable, and forward contracts. The Company maintains its cash and cash equivalents with high-quality financial institutions, the composition and maturities of which are regularly monitored by the Company.

The Company has outstanding accounts receivable balances with retailers, distributors and direct-to-consumer (“DTC”) customers. The Company is exposed to credit risk in the event of nonpayment by customers to the extent of the amounts recorded in the consolidated balance sheets. The Company extends different levels of credit to customers, without requiring collateral deposits, and when necessary, maintains reserves for potential credit losses based upon the expected collectability of accounts receivable. The Company manages credit risk related to its customers by performing periodic evaluations of credit worthiness and applying other credit risk monitoring procedures.

The Company sells a significant portion of its products through retailers and, as a result, maintains individually significant receivable balances with these parties. If the financial condition or operations of these retailers deteriorates substantially, the Company’s operating results could be adversely affected.
Supplier Concentration

The Company relies on third parties to supply and manufacture its products, as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Company may be unable to find alternative suppliers or satisfactorily deliver its products to its customers on time, if at all.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash in banks and bank deposits. The Company considers all highly liquid investments, with an original maturity of three months or less at the date of purchase, to be cash equivalents. The Company maintained certain cash amounts restricted as to its withdrawal or use. The Company’s restricted cash primarily consisted of deposits collateralizing a letter of credit for the Company’s custom bonds and operating leases. The Company did not have restricted cash as of December 31, 2024 and 2023.

Fair Value Measurements
Fair Value Measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The fair values are therefore determined using model-based techniques that include discounted cash flow models, and similar techniques.

Financial instruments consist of cash and cash equivalents, restricted cash, accounts receivables, derivative financial instruments, deferred purchase price (“DPP”) receivable, accounts payable, interest-bearing bank loans and accrued liabilities. Derivative financial instruments and DPP receivable are stated at fair value on a recurring basis. Cash and cash equivalents, restricted cash, accounts receivables, accounts payable and accrued liabilities are stated at their carrying value, which approximates fair value due to their short-term nature. Interest-bearing bank loans are also stated at their carrying value, which approximates fair value due to their variable interest rates.

Accounts Receivable, Net
Accounts Receivable, Net

Accounts receivable are presented net of allowance for credit losses and allowance for chargebacks. Accounts receivable are presented net of liabilities when a right of setoff exists. The Company determined the allowance for customer incentives and allowance for sales returns should be recorded as a liability.

The Company maintains an allowance related to customer incentives based on specific terms and conditions included in the customer agreements or based on historical experience and the Company’s expectation of discounts.

The Company maintains an allowance for credit losses to provide for the estimated amount of receivables that will not be collected. To estimate the allowance for credit losses the Company applied the loss-rate method using relevant available information including historical write-off activity, current conditions and reasonable and supportable forecasts. The allowance for credit losses is measured on a pooled basis when similar risk characteristics exist. When assessing whether to measure certain financial assets on a pooled basis, the Company considered various risk characteristics, including geographic location and industry of the customer.

Expected credit losses are estimated over the contractual term of the financial assets. Write-offs of accounts receivable are recorded to the allowance for credit losses. Any subsequent recoveries of previously written off balances are recorded as a reduction to credit loss expense.

Transfer of Financial Instruments
Transfer of Financial Instruments

On August 31, 2022, the Company entered into a Receivable Purchase Agreement (“RPA”) with a financial institution (“Purchaser”) to sell its accounts receivable for a cash advanced payment and a deferred payment in the form of a deferred purchase price receivable. All transfers under the RPA meet the criteria of sales accounting and are accounted for as a true sale in accordance with ASC 860, Transfers and Servicing. The Company sells, conveys, transfers and assigns to the Purchaser all its rights, title and interest in the receivables upon the sale and transfer of the receivables to the Purchaser. The Company continues to service, administer and collect the receivables on behalf of the Purchaser. The financial statement impact associated with the servicing liability was immaterial for all periods presented.
As part of the RPA transaction, accounts receivable sold are derecognized from the consolidated balance sheets and a DPP receivable is recognized at fair value. The DPP represents the difference between the fair value of the trade receivables sold and the cash purchase price. The DPP is subsequently remeasured each reporting period to account for activity during the period, such as the seller’s interest in any newly transferred receivables, collections on previously transferred receivables attributable to the DPP and changes in estimates. The DPP is valued using unobservable inputs such as Level 3 inputs, primarily discounted cash flows. Due to the short maturity of the instruments, the carrying value of the DPP receivable approximates the fair value of the DPP.
Derivative Financial Instruments
Derivative Financial Instruments

The Company enters into foreign currency forward contracts with financial institutions to protect against foreign exchange risks largely attributable to its exposure to changes in the exchange rate of the Chinese Yuan and Great British Pound against the USD that are associated with forecasted future cash flows. The Company’s primary objective in entering into these contracts is to reduce the volatility of cash flows associated with changes in foreign currency exchange rates. The Company does not use derivative instruments for trading or speculative purposes.

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, are recorded either within prepaid expenses and other current assets or accrued expenses and other current liabilities in the consolidated balance sheets. The Company records changes in the fair value of these derivatives in accumulated other comprehensive income in the consolidated balance sheets until the forecasted transaction occurs upon which the Company reclassifies the related gain or loss on the derivative to the same financial statements line item in the consolidated statements of income to which the derivative relates.

Derivative instruments that hedge the exposure to variability in expected future cash flows or the fair value of assets or liabilities that are not currently designated as hedges for financial reporting purposes, are recorded either within prepaid expenses and other current assets or accrued expenses and other current liabilities in the consolidated balance sheets. The Company records changes in the fair value of these derivatives in other income (expense), net in the consolidated statements of income. In the consolidated statements of cash flows, the effects of settlements of derivative instruments are classified as operating activities, consistent with the related transactions.

Inventories
Inventories

Inventory primarily consists of finished goods and, to a lesser extent, components, which are purchased from manufacturers. Inventory is stated at the lower of cost or net realizable value with cost being determined using the standard cost method, which approximates actual costs determined on the first-in, first-out basis. Inventories include indirect acquisition and production costs that are incurred to bring the inventories to their present condition and location, including shipping costs. The Company writes down its inventory for estimated obsolescence or excess inventory based upon assumptions around market conditions and estimates of future demand. Net realizable value is defined as estimated selling prices less reasonably predictable costs of completion, disposal and transportation. Adjustments to reduce inventory to net realizable value are recognized in cost of sales.

Property and Equipment, Net
Property and Equipment, Net

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets. Expenditures for maintenance and repairs are expensed as incurred.
Construction in progress includes computer and software, furniture and fixtures, equipment and leasehold improvements, not yet placed in service, which is stated at cost, and is not depreciated until completed and ready for use.

Capitalized Internal-Use Software Costs
Capitalized Internal-Use Software Costs
The Company capitalizes internal-use software development costs that are incurred during the application development stage. Capitalized costs of internal-use software development are included within property and equipment, net in the consolidated balance sheets, and amortized on a straight-line basis over the software’s estimated useful life.
Cloud Computing Arrangement Implementation Costs
Cloud Computing Arrangement Implementation Costs
The Company capitalizes costs to implement cloud computing arrangements that are service contracts. Capitalized implementation costs are included within other assets, noncurrent in the consolidated balance sheets, and amortized on a straight-line basis over the term of the service contract, which includes reasonably certain renewals.
Leases
Leases

The Company determines if an arrangement is a lease at inception of the contract. For all leases, the Company recognizes on the consolidated balance sheets a liability as of the lease commencement date for its obligation related to the lease and a corresponding asset representing its right to use the underlying asset over the period of use (“ROU asset”). The Company recognizes the lease liability for each lease based on the present value of the lease payments not yet paid at the commencement date of the lease. The ROU asset for each lease is recorded at the amount equal to the initial measurement of the lease liability, adjusted for balances of prepaid rent, lease incentives received and initial direct costs incurred. For operating leases, expense is recognized on a straight-line basis over the lease term. Short-term leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets and are recognized on a straight-line basis over the lease term.
As the leases generally do not provide a readily determinable implicit rate, the Company uses an estimated incremental borrowing rate determined based on the information available at the lease commencement date in determining the present value of lease payments. The determination of the incremental borrowing rate requires judgment and is primarily based on publicly available information for companies within the same industry and with similar credit profiles. When determining the lease term, the Company considers renewal options that it is reasonably certain to exercise and termination options that the Company is reasonably certain not to exercise, in addition to the non-cancellable period of the lease.

The Company enters into operating leases for real estate spaces and motor vehicles. For real estate spaces, lease terms range from 2 to 12 years. For motor vehicles, lease terms range from 1 to 2 years. The Company had no finance leases during the periods presented.

Certain of the Company’s real estate leasing agreements include terms requiring the Company to reimburse the lessor for its share of real estate taxes, insurance, operating costs and utilities, as well as payment of sales tax to authorities. The Company accounts for these payments as variable lease costs when incurred because the Company has elected to not separate lease and non-lease components. As a result, such costs are not included in the initial measurement of the lease liability. There are no restrictions or covenants imposed by any of the leases, and none of the Company’s leases contain material residual value guarantees.

Business Acquisitions
Business Acquisitions

When the Company acquires a business, the purchase price is allocated to the tangible and identifiable intangible assets, net of liabilities assumed. Any residual purchase price is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, the appropriate weighted-average cost of capital and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable. During the measurement period, which may be up to one year from the acquisition date, adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed may be recorded, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statements of income.

Goodwill and Intangible Assets
Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business acquisition and has been assigned to the Company’s one reporting unit. Indefinite-lived intangible assets consist of trade name and trademarks acquired through business acquisitions. Goodwill and indefinite-lived intangible assets are not amortized but rather tested for impairment at least annually in the fourth quarter, or more frequently if events or changes in circumstances indicate they may be impaired. Qualitative factors are first assessed to determine whether it is more likely than not that goodwill or indefinite-lived intangible assets are impaired, and quantitative testing would then be performed if necessary. For indefinite-lived intangible assets, quantitative testing would consist of a comparison of the fair value of each indefinite-lived intangible asset with its carrying value, with any excess of carrying value over fair value being recognized as an impairment loss. For goodwill, quantitative testing consists of a comparison of the reporting unit’s fair value to its carrying value. If the carrying value of a reporting unit exceeds its fair value, goodwill impairment is calculated as the difference between the carrying value of the reporting unit and its fair value, up to the amount of goodwill. There was no impairment of goodwill or indefinite-live intangible assets during the years ended December 31, 2024, 2023 and 2022.

Intangible assets subject to amortization consist of identifiable intangible assets resulting from business acquisitions and purchased patents. Acquired intangible assets from business acquisitions are initially recorded at fair value and purchased patents are initially carried at cost. Intangible assets subject to amortization are amortized on a straight-line basis over their estimated useful lives. Amortization expense is recognized within research and development expenses for developed technology and patents and sales and marketing expenses for customer relationships in the consolidated statements of income.
Each period the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization, or whether the indefinite life assessment continues to be supportable for trade name and trademarks.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company evaluates the recoverability of long-lived assets, including property and equipment and intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recognition and measurement of a potential impairment is performed on assets grouped with other assets and liabilities at the lowest level where identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these asset groups is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of long-lived assets is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the fair value, which is determined based on expected discounted future cash flows arising from those assets.
Revenue Recognition, Contract Liabilities, Remaining Performance Obligations
Revenue Recognition

The Company is a designer, marketer and distributor of small household appliances which are sold under two brands: Shark and Ninja. The Shark offerings cover an expansive and diverse assortment of categories including handheld and robotic vacuums, as well as other floorcare products including steam mops, wet/dry cleaning floor products and carpet extraction, beauty appliance and home environment products. Ninja is a top brand in small kitchen appliances in the United States and its diversified product offering spans across consumers’ kitchens, both indoors and outdoors, with leading products in air fryers, multi-cookers, outdoor and countertop grills and ovens, coffee systems, carbonation, cookware, cutlery, kettles, toasters, bakeware, blenders, food processors, ice cream makers, juicers, frozen drink appliances, and coolers.

In accordance with ASC 606, Revenue from Contracts with Customers, the Company recognizes net sales for both brands at the transaction price when control of the performance obligation is transferred to its customers. Customers primarily consist of retailers, distributors and DTC customers.

Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from net sales. Shipping charges billed to customers are included within net sales and related shipping costs are included within sales and marketing expenses in the consolidated statements of income. The Company has elected to account for shipping and handling activities performed after control has been transferred to the customer as a fulfillment cost.

The Company determines the amount of net sales to be recognized through the application of the following steps:

1.Identification of the contract, or contracts, with the customer
The Company determines that it has a contract with a customer when each party’s rights regarding the products to be transferred can be identified, the payment terms for the products can be identified, the Company has determined the customer has the ability and intent to pay and the contract has commercial substance.

The Company enters into contractual arrangements with customers in the form of individual customer orders which specify the goods, quantity, pricing and associated order terms. The Company does not have significant long-term contracts that are satisfied over time. Due to the nature of the contracts, no significant judgment exists in relation to the identification of the customer contract or satisfaction of the performance obligation. The Company expenses incremental costs of obtaining a contract due to the short-term nature of the contracts.

2.Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the products that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products is separately identifiable from other promises in the contract.

The Company also offers assurance-type warranties relating to its products sold to consumers that are accounted for under ASC 460, Guarantees. In certain contracts, the Company provides extended, service type warranties. Such warranties are accounted for as separate performance obligations to which the Company recognizes contract liabilities for the unfulfilled extended warranties by allocating a portion of the transaction price based on the relative stand-alone selling price.

3.Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer. Payment terms and conditions generally include a requirement to pay within 30 to 60 days, but such terms and conditions can vary by contract type. In instances where the timing of net sales recognition differs from the timing of invoicing, the Company has determined its contracts generally do not include a significant financing component as generally payment terms are less than one year.

The Company has certain standard and non-standard contractual incentive programs and practices with customers that can give rise to elements of variable consideration, such as rights of return, volume discounts, markdowns and allowances. The Company estimates the variable consideration using the expected value method or most likely amount method, based on sales and agreed-upon rates with each customer and records the estimated amount of credits for these programs as a reduction to net sales.

The Company accounts for consideration payable to a customer as a reduction of net sales unless the payment to the customer is in exchange for a distinct good that the customer transfers to the Company. If the consideration payable to a customer includes a variable amount, the Company estimates the transaction price using the most likely amount method.

4.Allocation of the transaction price to the performance obligations in the contract

When a contract contains multiple performance obligations, the contract transaction price is allocated on a relative standalone selling price (“SSP”) basis to each performance obligation. The Company typically determines SSP based on observable selling prices of its products and services. In instances where SSP is not directly observable, SSP is determined using information that may include market conditions and other observable inputs, or by using the residual approach. For the years ended December 31, 2024, 2023 and 2022, revenue recognized associated with performance obligations where SSP is not directly observable was immaterial.

5.Recognition of the revenue when, or as, a performance obligation is satisfied
Net sales are recognized at the time the related performance obligation is satisfied by transferring the promised product to the customer. Net sales are recognized in an amount that reflects the consideration that the Company expects to receive in exchange for those products or services.

The performance obligation for most of the Company’s sales transactions is considered complete when control transfers, which is determined when products are shipped or delivered to the customer depending on the terms of the contract. Net sales related to service-type warranties are recognized ratably over the contract period.
Contract Liabilities
Contract liabilities consist of deferred net sales related to extended, service-type warranties that are included within accrued expenses and other current liabilities and other liabilities, noncurrent in the consolidated balance sheets. Net sales are deferred when the Company invoices in advance of performance under a contract. The current portion of deferred net sales balances is recognized during the following 12-month period.
Remaining Performance Obligation
The Company’s remaining performance obligations are comprised of product net sales not yet delivered.
Warranty Costs
Warranty Costs

The Company accrues the estimated cost of product warranties at the time it recognizes net sales and records warranty expense to cost of goods sold. The Company’s standard warranty provides for repair or replacement of the associated products during the warranty period. The amount of the provision for the warranties is estimated based on sales volume and past experience of the level of repairs and returns. If actual product failure rates or repair costs differ from estimates, revisions to the estimated warranty obligation may be required.

Research and Development
Research and Development

Research and development expenses include personnel-related expenses associated with the Company’s engineering personnel responsible for the design, development and testing of its products, cost of development environments and tools and allocated overhead. Research and development expenses are expensed as incurred.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred and include direct marketing, events, public relations, sales collateral materials and partner programs.
Share-Based Compensation
Share-Based Compensation

Restricted stock units (“RSUs”) are stock awards that are granted to employees and directors entitling the holder to shares of our common stock as the award vests. RSUs that vest only upon service conditions are measured at fair value based on the quoted price of our common stock at the date of grant. The Company amortizes the fair value of RSUs that vest only upon service conditions as share-based compensation cost over the vesting term, which is typically over a three-year requisite service period, on a straight-line basis, with the amount of compensation cost recognized at any date at least equaling the portion of the grant-date fair value of the award that is vested at that date.

Certain RSUs may vest upon achievement of certain company-based performance conditions and a requisite service period. On the date of grant, the fair value of a performance-based award is calculated using the same method as our service-based RSUs described above. The Company assesses whether it is probable that the individual performance targets would be achieved. If assessed as probable, compensation cost will be recorded for these awards over the estimated performance period using the accelerated attribution method. At each reporting period, the Company reassesses the probability of achieving the performance targets and the performance period required to meet those targets. The estimation of whether the performance targets will be achieved and the performance period required to achieve the targets requires judgment, and to the extent actual results or updated estimates differ from our current estimates, the cumulative effect on current and prior periods of those changes will be recorded in the period estimates are revised, or the change in estimate will be applied prospectively depending on whether the change affects the estimate of total compensation cost to be recognized or merely affects the period over which compensation cost is to be recognized. The ultimate number of shares issued and the related compensation cost recognized will be based on a comparison of the final performance metrics to the specified targets.

Certain RSUs granted to executives vest upon achievement of specified levels of market conditions. The fair value of our RSUs with market-based conditions are estimated at the date of grant using a Monte-Carlo simulation model. The probabilities of the actual number of market-based RSUs expected to vest and resultant actual number of shares of common stock expected to be awarded are reflected in the grant date fair values; therefore, the compensation costs for these awards will be recognized ratably over the derived service period for each tranche assuming the requisite service is rendered and are not adjusted based on the actual number of awards that ultimately vest.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive these awards, and subsequent events are not indicative of the reasonableness of the Company's original estimates of fair value. The Company accounts for forfeitures in the period in which they occur, rather than estimating expected forfeitures.

Tariffs
Tariffs
The United States has imposed supplemental tariffs on certain imports from China, but previously provided exclusions for such tariffs for certain periods of time. We are continuously evaluating the changes to the United States trade policies that impact tariffs and the impact on the Company’s cost of sales.
Income Taxes
Income Taxes

The Company is subject to income taxes in the United States and other jurisdictions. These other jurisdictions may have different statutory rates than the United States. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax basis as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are provided when necessary to reduce deferred tax assets to an amount that is more likely than not to be realized.

The Company recognizes income tax benefits from uncertain tax positions only if it believes that it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such uncertain tax positions are then measured based on the largest benefit that is more likely than not to be realized upon the ultimate settlement.

Net Income Per Share
Net Income Per Share
The Company’s basic net income per share is calculated by dividing net income by the weighted average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net income per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net income per share is the same as basic net income per share in periods when the effects of potentially dilutive shares of common shares are anti-dilutive.
Segment Information
Segment Information

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), who is the Company’s chief executive officer (“CEO”).

The segment derives revenues from customers through the Company’s small household appliances which are sold under two brands Shark and Ninja.
The accounting policies of the single segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance and decides how to allocate resources and how to allocate resources based on consolidated net income. The measure of segment assets is reported on the balance sheet as total consolidated assets.
The CODM uses consolidated net income to evaluate the overall financial performance of the Company. The focus is on revenue performance as well as on comparing actual functional spend categories to forecast and, occasionally, prior-year results to assess variances and trends. Decisions regarding resource allocation are primarily made during the annual budget planning process and augmented as needed throughout the year.

Adoption of New Accounting Pronouncements and Recently Issued Accounting Pronouncements
Adoption of New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, which expanded reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in the ASU required, among other things, disclosure of significant segment expenses that are regularly provided to an entity’s CODM and a description of other segment items (the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss) by reportable segment, as well as disclosure of the title and position of the CODM, and an explanation of how the CODM used the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted ASU 2023-07 as of January 1, 2024, and applied it retrospectively.

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard-setting bodies and adopted by the Company on or prior to the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption. As of December 31, 2024, there are no new accounting pronouncements that the Company is considering adopting, other than those described below.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The standard is effective for the Company in fiscal year 2025, and may be applied prospectively or retrospectively. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires incremental disclosures about specific expense categories, including but not limited to, purchases of inventory, employee compensation, depreciation, amortization and selling expenses. The amendments in this ASU are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted and the amendments may be applied either prospectively or retrospectively. Management is currently evaluating this ASU to determine its impact on the Company's disclosures.